UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Zephyr Management, L.P.
Address: 320 Park Avenue

         New York, NY  10022

13F File Number:  28-12598

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Roy S. Kelvin
Title:     Chief Financial Officer
Phone:     212-508-9425

Signature, Place, and Date of Signing:

     //Roy S. Kelvin     New York, NY/USA     January 30, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     42

Form13F Information Table Value Total:     $82,406 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN HOME MTG INVT CORP    COM              02660R107      204     5800     None Sole                     5800        0        0
AMERICAN MTG ACCEP CO          SH BEN INT       027568104      211    12500     None Sole                    12500        0        0
APOLLO INVT CORP               COM              03761U106      249    11100     None Sole                    11100        0        0
ARBOR RLTY TR INC              COM              038923108      325    10800     None Sole                    10800        0        0
ATLAS PIPELINE PARTNERS LP     UNIT L P INT     049392103      240     5000     None Sole                     5000        0        0
B & G FOODS INC NEW            UNIT 99/99/9999  05508R205      254    12700     None Sole                    12700        0        0
BANCO ITAU HLDG FINANCIERA S   SP ADR 500 PFD   059602201     8219   227350     None Sole                   227350        0        0
BANCOLOMBIA S A                SPON ADR PREF    05968L102     4022   129200     None Sole                   129200        0        0
BAYTEX ENERGY TR               TRUST UNIT       073176109      228    12000     None Sole                    12000        0        0
CALUMET SPECIALTY PRODS PTNR   UT LTD PARTNER   131476103      400    10000     None Sole                    10000        0        0
CEMEX SAB DE CV                SPON ADR 5 ORD   151290889     5978   176454     None Sole                   176454        0        0
COINMACH SVC CORP              UNIT 99/99/9999  19259W107      294    16000     None Sole                    16000        0        0
DEERFIELD TRIARC CAP CORP      COM              244572301      288    17000     None Sole                    17000        0        0
DIANA SHIPPING INC             COM              Y2066G104      206    13000     None Sole                    13000        0        0
DOUBLE HULL TANKERS INC        COM              Y21110104      181    11200     None Sole                    11200        0        0
EAGLE BULK SHIPPING INC        COM              Y2187A101      272    15700     None Sole                    15700        0        0
EMBRAER-EMPRESA BRASILEIRA D   SP ADR COM SHS   29081M102     4311   104050     None Sole                   104050        0        0
ENERGY TRANSFER PRTNRS L P     UNIT LTD PARTN   29273R109      352     6500     None Sole                     6500        0        0
ENERPLUS RES FD                UNIT TR G NEW    29274D604      279     6400     None Sole                     6400        0        0
ENTERPRISE PRODS PARTNERS L    COM              293792107      458    15800     None Sole                    15800        0        0
FAIRPOINT COMMUNICATIONS INC   COM              305560104      284    15000     None Sole                    15000        0        0
FOMENTO ECONOMICO MEXICANO S   SPON ADR UNITS   344419106     3114    26900     None Sole                    26900        0        0
GENCO SHIPPING & TRADING LTD   SHS              Y2685T107      271     9700     None Sole                     9700        0        0
GERDAU S A                     SPONSORED ADR    373737105     7403   462700     None Sole                   462700        0        0
GOL LINHAS AEREAS INTLG S A    SP ADR REP PFD   38045R107     9409   328200     None Sole                   328200        0        0
GRUPO TELEVISA SA DE CV        SP ADR REP ORD   40049J206    17349   642300     None Sole                   642300        0        0
ICICI BK LTD                   ADR              45104G104     4174   100000     None Sole                   100000        0        0
JER INVT TR INC                COM              46614H301      331    16000     None Sole                    16000        0        0
LLOYDS TSB GROUP PLC           SPONSORED ADR    539439109      213     4700     None Sole                     4700        0        0
MAGELLAN MIDSTREAM PRTNRS LP   COM UNIT RP LP   559080106      270     7000     None Sole                     7000        0        0
MCG CAPITAL CORP               COM              58047P107      274    13500     None Sole                    13500        0        0
NEWCASTLE INVT CORP            COM              65105M108      251     8000     None Sole                     8000        0        0
NORTHSTAR RLTY FIN CORP        COM              66704R100      288    17400     None Sole                    17400        0        0
PLAINS ALL AMERN PIPELINE L    UNIT LTD PARTN   726503105      333     6500     None Sole                     6500        0        0
QUINTANA MARITIME LTD          SHS              Y7169G109      167    15200     None Sole                    15200        0        0
RAIT FINANCIAL TRUST           COM              749227104      252     7300     None Sole                     7300        0        0
REDWOOD TR INC                 COM              758075402      232     4000     None Sole                     4000        0        0
SUBURBAN PROPANE PARTNERS L    UNIT LTD PARTN   864482104      346     9100     None Sole                     9100        0        0
TELECOM ARGENTINA S A          SPON ADR REP B   879273209     3400   169900     None Sole                   169900        0        0
TELECOMUNICACOES DE SAO PAUL   SPON ADR PFD     87929A102      228     8900     None Sole                     8900        0        0
TENARIS S A                    SPONSORED ADR    88031M109     6595   132200     None Sole                   132200        0        0
VALERO L P                     COM UT LTD PRT   91913W104      251     4500     None Sole                     4500        0        0